Non-trading securities - Non-trading Securities Reconciliation (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Schedule of available-for-sale securities [Line items]
Cost and/or amortized cost	¥ 277,382	¥ 271,403
Gross unrealized gains	20,664	18,943
Gross unrealized losses	573	321
Fair value	297,473	290,025
Government and government agency securities [Member]
Schedule of available-for-sale securities [Line items]
Cost and/or amortized cost	159,953	177,374
Gross unrealized gains	4,256	5,294
Gross unrealized losses	472	126
Fair value	163,737	182,542
Other debt securities [Member]
Schedule of available-for-sale securities [Line items]
Cost and/or amortized cost	78,934	54,032
Gross unrealized gains	866	726
Gross unrealized losses	62	86
Fair value	79,738	54,672
Equity securities [Member]
Schedule of available-for-sale securities [Line items]
Cost and/or amortized cost	38,495	39,997
Gross unrealized gains	15,542	12,923
Gross unrealized losses	39	109
Fair value	¥ 53,998	¥ 52,811